Related Party Balance and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCE AND TRANSACTIONS

NOTE 15 – RELATED PARTY BALANCE AND TRANSACTIONS

The following is a list of related parties which the Company has transactions with:

(a)	Beijing Yihe Business Technology Co., Ltd. (“Yihe Beijing”), a 40% shareholder of GMB (Beijing).
(b)	Ningbo Zhuhai Investment Co., Ltd. (“Zhuhai Investment”), a company controlled by Mr. Haiping Hu.
(c)	Bally, Corp. (“Bally”), a company controlled by Mr. Haiping Hu.
(d)	Mr. Xuanming Wang, General Manager and legal representative of GMB (Hangzhou).
(e)	Mr. Haiwei Zuo, Vice Chairman of the Board, 7.49% shareholder of GMB (Beijing).

a.	Due from related parties

As of December 31, 2021 and 2020, the balances of amount due from related parties were as follows:

		As of December 31,
		2021	2020
Due from related parties
Bally		5,168	5,168
Zhuhai Investment	(1)	25,534	155,378
Mr. Xuanming Wang		26,664	-
Mr. Haiwei Zuo		7,912	-
Yihe Beijing	(2)	-	12,184
Total		$65,278	$172,730

(1)	The balance as of December 31, 2021 and 2020 represented the prepaid rental fee by GMB IT.

(2)	The balance as of December 31, 2020 represented the consulting fees paid by GIOP on behalf of the related party.

b.	Related party transactions

The Company rent office spaces from Zhuhai Investment. For the years ended December 31, 2021 and 2020, total rental fee to Zhuhai Investment were $103,411 and $96,695, respectively.

The Company sold medical wine of $666 to Zhuhai Investment for the year ended December 31, 2021.

The Company also purchased professional services from Yihe Beijing. For the years ended December 31, 2021 and 2020, service costs paid to Beijing Yihe were nil and $27,175, respectively.